Note 5 - Loans Receivable and Allowance for Loan Losses	6 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 - Loans Receivable and Allowance for Loan Losses

The composition of total loans receivable at December 31, 2014 and June 30, 2014 and 2013 was as follows:

	At December 31,	At June 30,
(In thousands)	2014	2014	2013

Residential mortgage:
One-to-four family	$144,966	$143,283	$136,704
Home equity	36,847	38,484	40,682

	181,813	181,767	177,386

Commercial and multi-family real estate	31,637	32,036	32,171
Construction	12,651	12,517	8,895
Commercial and industrial	9,663	9,666	9,267

	53,951	54,219	50,333

Consumer:
Deposit accounts	913	602	611
Automobile	30	33	111
Personal	32	36	32
Overdraft protection	177	161	175

	1,152	832	929

Total Loans Receivable	236,916	236,818	228,648

Loans in process	(1,499)	(2,491)	(745)
Deferred loan fees	(334)	(366)	(377)

	$235,083	$233,961	$227,526

The following tables present impaired loans by class, segregated by those for which a related allowance was required and those for which a related allowance was not necessary as of December 31, 2014 and 2013, June 30, 2014 and 2013 and the average recorded investment in and interest income recognized on impaired loans during the six months ended December 31, 2014 and 2013 and the years ended June 30, 2014 and 2013.

	December 31, 2014			Six Months Ended December 31, 2014
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$14,479	$15,168	$-	$15,228	$317
Home equity	734	828	-	1,082	17
Commercial and multi-family real estate	1,328	1,386	-	1,727	15
Construction
One-to-four family owner-occupied	-	-	-	1,138	24
Other	564	638	-	604	14
Commercial and industrial	727	1,266	-	676	17
Consumer	-	-	-	-	-
	17,832	19,286	-	20,455	404

With an allowance recorded:
Residential mortgage
One-to-four family	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and multi-family real estate	544	943	7	181	19
Construction
One-to-four family owner-occupied	-	-	-	-	-
Other	-	-	-	92	-
Commercial and industrial	-	-	-	26	-
Consumer	-	-	-	-	-
	544	943	7	299	19
Total:
Residential mortgage
One-to-four family	14,479	15,168	-	15,228	317
Home equity	734	828	-	1,082	17
Commercial and multi-family real estate	1,872	2,329	7	1,908	34
Construction
One-to-four family owner-occupied	-	-	-	1,138	24
Other	564	638	-	696	14
Commercial and industrial	727	1,267	-	702	17
Consumer	-	-	-	-	-
	$18,376	$20,229	$7	$20,754	$423

(1)

As of December 31, 2014, impaired loans listed above include $16.1 million of loans previously modified in TDRs and as such are considered impaired under GAAP. As of December 31, 2014, $11.5 million of these loans have been performing in accordance with their modified terms for an extended period of time and as such were removed from non-accrual status and considered performing.

	Six Months Ended December 31, 2013 (unaudited)
(in thousands)	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$14,384	$313
Home equity	2,239	28
Commercial and multi-family real estate	1,303	20
Construction
One-to-four family owner-occupied	1,138	48
Other	1,033	22
Commercial and industrial	848	18
Consumer	-	-
	20,945	449

With an allowance recorded:
Residential mortgage
One-to-four family	963	-
Home equity	445	-
Commercial and multi-family real estate	1,067	18
Construction
One-to-four family owner-occupied	569	-
Other	92	1
Commercial and industrial	13	1
Consumer	1	-
	3,150	20
Total:
Residential mortgage
One-to-four family	15,347	313
Home equity	2,684	28
Commercial and multi-family real estate	2,370	38
Construction
One-to-four family owner-occupied	1,707	48
Other	1,125	23
Commercial and industrial	861	19
Consumer	1	-
	$24,095	$469

As of December 31, 2013 (unaudited), impaired loans listed above include $15.9 million of loans previously modified in TDRs and as such are considered impaired under GAAP. As of December 31, 2013 (unaudited), $12.6 million of these loans have been performing in accordance with their modified terms for an extended period of time and as such were removed from non-accrual status and considered performing.

	June 30, 2014			Year Ended June 30, 2014
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(in thousands)	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$15,975	$16,667	$—	$14,982	$620
Home equity	1,740	1,756	—	2,019	41
Commercial and multi-family real estate	1,973	2,431	—	1,404	76
Construction
One-to-four family owner-occupied	1,707	1,936	—	1,365	97
Other	750	750	—	920	36
Commercial and industrial	648	1,187	—	813	36
Consumer	—	—	—	—	—
	22,793	24,727	—	21,503	906
With an allowance recorded:
Residential mortgage
One-to-four family	—	—	—	632	—
Home equity	—	—	—	294	—
Commercial and multi-family real estate	—	—	—	752	—
Construction
One-to-four family owner-occupied	—	—	—	341	—
Other	137	138	73	110	3
Commercial and industrial	—	—	—	—	—
Consumer	—	—	—	—	—
	137	138	73	2,129	3
Total:
Residential mortgage
One-to-four family	15,975	16,667	—	15,614	620
Home equity	1,740	1,756	—	2,313	41
Commercial and multi-family real estate	1,973	2,431	—	2,156	76
Construction
One-to-four family owner-occupied	1,707	1,936	—	1,706	97
Other	887	888	73	1,030	39
Commercial and industrial	648	1,187	—	813	36
Consumer	—	—	—	—	—
	$22,930	$24,865	$73	$23,632	$909

(1)

As of June 30, 2014, impaired loans listed above include $16.7 million of loans previously modified in TDRs and as such are considered impaired under GAAP. As of June 30, 2014, $13.4 million of these loans have been performing in accordance with their modified terms for an extended period of time and as such were removed from non-accrual status and considered performing.

	June 30, 2013			Year Ended June 30, 2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(in thousands)	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$13,817	$14,747	$—	$11,978	$437
Home equity	3,376	3,406	—	3,399	127
Commercial and multi-family real estate	1,796	1,867	—	1,742	65
Construction
One-to-four family owner-occupied	—	—	—	387	—
Other	1,601	1,510	—	671	16
Commercial and industrial	750	1,103	—	536	29
Consumer	—	—	—	—	—
	21,340	22,633	—	18,713	674
With an allowance recorded:
Residential mortgage
One-to-four family	1,469	1,720	58	3,219	34
Home equity	891	1,214	233	737	7
Commercial and multi-family real estate	1,444	1,804	88	1,512	17
Construction
One-to-four family owner-occupied	1,707	1,936	23	1,230	87
Other	—	—	—	646	—
Commercial and industrial	150	100	31	449	5
Consumer	—	—	—	—	—
	5,661	6,774	433	7,793	150
Total:
Residential mortgage
One-to-four family	15,286	16,467	58	15,197	471
Home equity	4,267	4,620	233	4,136	134
Commercial and multi-family real estate	3,240	3,671	88	3,254	82
Construction
One-to-four family owner-occupied	1,707	1,936	23	1,617	87
Other	1,601	1,510	—	1,317	16
Commercial and industrial	900	1,203	31	985	34
Consumer	—	—	—	—	—
	$27,001	$29,407	$433	$26,506	$824

(1)

As of June 30, 2013, impaired loans listed above included $18.1 million of loans previously modified in TDRs and as such are considered impaired under GAAP. As of June 30, 2013, $11.8 million of these loans have been performing in accordance with their modified terms for an extended period of time and as such were removed from nonaccrual status and considered performing.

Credit Quality Indicators

Management uses an eight point internal risk rating system to monitor the credit quality of the loans in the Company’s commercial real estate, construction and commercial and industrial loan segments.  The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually or when credit deficiencies, such as delinquent loan payments, arise. The criticized rating categories utilized by management generally follow bank regulatory definitions. The first six risk rating categories are considered not criticized, and are aggregated as “Pass” rated.  The “Special Mention” category includes assets that are currently protected, but are potentially weak, resulting in increased credit risk and deserving management’s close attention.  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  Loans classified “Substandard” have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans classified “Doubtful” have all the weaknesses inherent in loans classified “Substandard” with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable.  Loans classified as a “Loss” are considered uncollectible and subsequently charged off.

The following table presents the classes of the loans receivable portfolio summarized by the aggregate “Pass” and the criticized categories of “Special Mention”, “Substandard”, “Doubtful” and “Loss” within the internal risk rating system as of December 31, 2014 and June 30, 2014 and 2013:

As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,177	$2,784	$1,613	$—	$—	$31,574
Construction
One-to-four family owner-occupied	1,760	—	—	—	—	1,760
Other	8,791	500	64	—	—	9,355
Commercial and industrial	8,781	102	771	—	—	9,654

Total	$46,509	$3,386	$2,448	$—	$—	$52,343

As of June 30, 2014	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,280	$3,062	$1,621	$—	$—	$31,963
Construction
One-to-four family owner-occupied	850	—	1,707	—	—	2,557
Other	6,851	445	64	—	73	7,433
Commercial and industrial	8,769	105	778	—	—	9.652

Total	$43,750	$3,612	$4,170	$—	$73	$51,605

As of June 30, 2013	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,025	$2,491	$2,515	$—	$72	$32,103
Construction
One-to-four family owner-occupied	2,845	—	1,693	—	14	4,552
Other	1,980	988	—	601	—	3,569
Commercial and industrial	8,188	113	923	—	22	9,246

Total	$40,038	$3,592	$5,131	$601	$108	$49,470

Management further monitors the performance and credit quality of the loan receivable portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.

The following table represents the classes of the loans receivable portfolio summarized by aging categories of performing loans and non-accrual loans as of December 31, 2014 and June 30, 2014 and 2013:

As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$2,271	$901	$1,266	$4,438	$140,305	$144,743	$3,360	$360
Home equity	98	—	223	321	36,524	36,845	430	—
Commercial and multi-family real estate	—	—	1,239	1,239	30,335	31,574	1,239	—
Construction
One-to-four family owner-occupied	—	—	—	—	1,760	1,760	—	—
Other	—	65	—	65	9,290	9,355	65	—
Commercial and industrial	260	—	169	429	9,225	9,654	628	—
Consumer	—	—	—	—	1,152	1,152	—	—
Total	$2,629	$966	$2,897	$6,492	$228,591	$235,083	$5,722	$360

As of June 30, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$2,496	$1,381	$2,185	$6,062	$137,048	$143,110	$4,346	$310
Home equity	32	125	1,207	1,364	37,049	38,413	1,586	51
Commercial and multi-family real estate	—	—	1,248	1,248	30,715	31,963	1,248	—
Construction
One-to-four family owner-occupied	—	—	—	—	2,557	2,557	—	—
Other	—	—	—	—	7,433	7,433	137	—
Commercial and industrial	9	—	170	179	9,473	9,652	635	—
Consumer	4	—	—	4	829	833	—	—
Total	$2,541	$1,506	$4,810	$8,857	$225,104	$233,961	$7,952	$361

As of June 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$3,910	$1,525	$5,822	$11,257	$125,189	$136,446	$7,955	$501
Home equity	412	127	1,317	1,856	38,825	40,681	1,502	146
Commercial and multi-family real estate	782	—	1,805	2,587	29,516	32,103	2,587	—
Construction
One-to-four family owner-occupied	—	—	—	—	4,552	4,552	—	—
Other	1,000	—	601	1,601	1,968	3,569	601	—
Commercial and industrial	472	49	280	801	8,445	9,246	—	—
Consumer	5	—	—	5	924	929	802	—
Total	$6,581	$1,701	$9,825	$18,107	$209,419	$227,526	$13,447	$647

Allowance for Loan Losses

The following table summarizes the allowance for loan losses and the loan receivable balances, by the portfolio segment segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of December 31, 2014 and June 30, 2014 and 2013.

	At December 31, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending Balance	$2,109	$885	$317	$290	$6	$27	$3,634
Ending balance: individually evaluated for impairment	$—	$7	$—	$—	$—	$—	$7
Ending balance: collectively evaluated for impairment	$2,109	$878	$317	$290	$6	$27	3,627

Loans receivable:
Ending balance	$181,588	$31,574	$11,115	$9,654	$1,152	$—	$235,083
Ending balance: individually evaluated for impairment	$15,213	$1,872	$564	$727	$—	$—	$18,376
Ending balance: collectively evaluated for impairment	$166,375	$29,702	$10,551	$8,927	$1,152	$—	$216,707

	As of June 30, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Total

Allowance for loan losses:
Ending Balance	$2,183	$860	$379	$256	$8	$3,686
Ending balance: individually evaluated for impairment	$—	$—	$73	$—	$—	$73
Ending balance: collectively evaluated for impairment	$2,183	$860	$306	$256	$8	$3,613

Loans receivables:
Ending balance	$181,524	$31,963	$9,990	$9,652	$832	$233,961
Ending balance: individually evaluated for impairment	$17,715	$1,973	$2,594	$648	$—	$22,930
Ending balance: collectively evaluated for impairment	$163,809	$29,990	$7,396	$9,004	$832	$211,031

	At June 30, 2013
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending Balance	$3,036	$706	$238	$276	$11	$3	$4,270
Ending balance: individually evaluated for impairment	$291	$88	$23	$31	$—	$—	$433
Ending balance: collectively evaluated for impairment	$2,745	$618	$215	$245	$11	$3	$3,837

Loans receivable:
Ending balance	$177,127	$32,103	$8,121	$9,246	$929	$—	$227,526
Ending balance: individually evaluated for impairment	$19,553	$3,240	$3,308	$900	$-	$—	$27,001
Ending balance: collectively evaluated for impairment	$157,574	$28,863	$4,813	$8,346	$929	$—	$200,525

Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

The following table presents changes in the allowance for loan losses for the six months ended December 31, 2014 and 2013 and the years ended June 30, 2014 and 2013:

	Six Months Ended December 31, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$2,183	$860	$379	$256	$8	$—	$3,686
Provisions	231	25	(218)	35	—	27	100
Loans charged-off	(342)	—	(73)	(1)	(2)	—	(418)
Recoveries	37	—	229	—	—	—	266
Balance, ending	$2,109	$885	$317	$290	$6	$27	$3,634

	Six Months Ended December 31, 2013 (Unaudited)
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$3,036	$706	$238	$276	$11	$3	$4,270
Provisions	(183)	253	166	63	1	—	300
Loans charged-off	(498)	(340)	(118)	(54)	—	—	(1,010)
Recoveries	11	—	—	8	—	—	19
Balance, ending	$2,366	$619	$286	$293	$12	$3	$3,579

	Year Ended June 30, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$3,036	$706	$238	$276	$11	$3	$4,270
Provisions	(351)	494	246	208	6	(3)	600
Loans charged-off	(537)	(340)	(119)	(236)	(9)	—	(1,241)
Recoveries	35	—	14	8	—	—	57
Balance, ending	$2,183	$860	$379	$256	$8	$—	$3,686

	Year Ended June 30, 2013
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$1,808	$445	$527	$272	$13	$—	$3,065
Provisions	3,039	609	44	346	3	3	4,044
Loans charged-off	(1,867)	(348)	(333)	(342)	(5)	—	(2,895)
Recoveries	42	—	14	—	—	—	56
Balance, ending	$3,022	$706	$252	$276	$11	$3	$4,270

Troubled Debt Restructurings

The recorded investment balance of troubled debt restructurings, (“TDRs”) totaled $16.1 million at December 31, 2014 compared with $16.7 million and $18.1 million at June 30, 2014 and June 30, 2013, respectively. The majority of the Company’s TDRs are on accrual status and totaled $11.5 million at December 31, 2014 versus $13.4 million and $11.8 million at June 30, 2014 and June 30, 2013. The total of TDRs on non-accrual status was $4.6 million for December 31, 2014 and $3.2 million and $6.2 million at the respective June periods. The allowance for loan losses included specific reserves of $7,000, $73,000 and $152,000 for the December and June 2014 and 2013 periods respectively, related to TDRs.

During the Transition Period, the Company had three loans modified as TDR’s. One of the loans was a fixed rate mortgage loan that had its interest reduced from 5.5% to 5.0%.   The second loan was a fixed rate home equity loan which was restructured to a 7 year term, based on the original amortization period, and the rate was reduced to 4.75%, from 6.25%.  The third loan was an adjustable rate home equity line of credit whose rate and term did not change, but the outstanding real estate taxes were capitalized to the existing loan balance.

The Company had two loans modified as TDRs during the year ended June 30, 2014. One of the loans was a residential adjustable rate mortgage whereby the borrower was able to pay past due interest and escrow. The past due principal was re-amortized over the remaining term. There was no change in the interest rate or maturity date. The other loan was a fixed rate mortgage whereby the past due taxes were capitalized and the Company granted interest-only payments until March 2015. In addition, tax escrows will be required on an on-going basis. There was no change in the interest rate or maturity date.

The Company had eighteen loans modified in TDRs during the year ended June 30, 2013. Three of these loans were restructured as interest only for a one-year period. Four of the loans were commercial lines of credit that were extended for another twelve months of which two were given higher interest rates and two remained at the same rate. One loan had the maturity extended from a 20-year term to a 30-year term with a reduced rate. Five loans had interest rates reduced for a five-year period. One loan had a rate reduction for a one-year period. One commercial construction loan was restructured bringing in a new owner and scheduling annual principal step-downs over a three-year period which will result in a full payout. Three loans were restructured by capitalizing past due amounts of interest and escrow and granting lower rates.

The following tables summarize by class loans modified into TDRs during the six months ended December 31, 2014 and 2013 and the years ended June 30, 2014 and 2013.

	Six Months Ended December 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	3	$779	$811

Total	3	$779	$811

	Six Months Ended December 31, 2013 (Unaudited)
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	1	$818	$816

Total	1	$818	$816

	Year Ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	2	$1,054	$1,071

Total	2	$1,054	$1,071

	Year Ended June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	10	$3,625	$3,582
Commercial and multi-family real estate	3	1,119	1,063
Construction
Other	1	1,150	987
Commercial and industrial	4	214	214

Total	18	$6,108	$5,846

The following tables summarize loans modified in TDRs during the previous six months and for which there was a subsequent payment default for the six months ended December 31, 2014 and 2013 and during the previous 12 months and for which there was a subsequent payment default during the years ended June 30, 2014 and June 30, 2013. A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.

Six Months Ended December 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
(Dollars in thousands)
Residential Mortgage
Commercial and multi-family real estate	—	$—	$—
Commercial and industrial	—	—	—

Total	—	$—	$—

	Six Months Ended December 31, 2013 (Unaudited)
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)

Commercial and multi-family real estate	1	$409	$409

Total	1	$409	$409

	Year Ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
Commercial and multi-family real estate	1	$409	$409
Commercial and industrial	2	23	68

Total	3	$432	$477

	Year Ended June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	1	$156	$127

Total	1	$156	$127